Schedule of Investment in Assets Measured at Fair Value through Profit or Loss (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value of the investment	₪ 2,565	₪ 2,565
Regenera Pharma Ltd [Member]
IfrsStatementLineItems [Line Items]
Fair value of the investment
F.O.R.E Biotherapeutics Ltd [Member]
IfrsStatementLineItems [Line Items]
Fair value of the investment	1,600	1,600
Cavnox Ltd [Member]
IfrsStatementLineItems [Line Items]
Fair value of the investment	₪ 965	₪ 965